Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Total lease costs	¥ 12,511	¥ 15,427	¥ 26,469
Short-term lease costs	¥ 809	¥ 1,936	¥ 2,540
Minimum
Lessee, Lease, Description [Line Items]
Lease term	2 months
Maximum
Lessee, Lease, Description [Line Items]
Lease term	16 years